Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Net Amount at Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Amount at Risk by Product and Guarantee [Line Items]
Compound interest rate based on simple interest rate of 5%	4.10%
Compound interest rate based on simple interest rate of 8%	6.00%
Compound interest rate typical period	10 years
GMDB | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 194,060	$ 170,510
Return of deposits plus a minimum return, net amount at risk	$ 2,124	$ 2,340
Return of deposits plus a minimum return, weighted average attained age	68 years 8 months 12 days	67 years 3 months 18 days
GMDB | Highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 14,806	$ 13,512
Return of deposits plus a minimum return, net amount at risk	$ 93	$ 86
Return of deposits plus a minimum return, weighted average attained age	69 years 9 months 18 days	68 years 3 months 18 days
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 9,896	$ 8,891
Return of deposits plus a minimum return, net amount at risk	$ 522	$ 615
Return of deposits plus a minimum return, weighted average attained age	71 years 10 months 24 days	70 years 6 months
GMDB | Minimum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMDB | Minimum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMDB | Maximum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	6.00%	6.00%
GMDB | Maximum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	6.00%	6.00%
GMWB - Premium only | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
Return of deposits plus a minimum return, account value	$ 2,937	$ 2,858
Return of deposits plus a minimum return, net amount at risk	7	12
GMWB | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	245	248
Return of deposits plus a minimum return, net amount at risk	8	11
GMWB | Highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	643	646
Return of deposits plus a minimum return, net amount at risk	44	55
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	181,457	159,857
Return of deposits plus a minimum return, net amount at risk	$ 4,295	$ 5,656
GMWB | Minimum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMWB | Minimum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMWB | Maximum | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	5.00%	5.00%
GMWB | Maximum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	8.00%	8.00%
GMWB - Highest anniversary only | Highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	$ 3,919	$ 3,459
Return of deposits plus a minimum return, net amount at risk	33	41
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, account value	1,662	1,675
Return of deposits plus a minimum return, net amount at risk	$ 463	$ 556
Return of deposits plus a minimum return, average period until expected annuitization	6 months	6 months
GMIB | Minimum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	0.00%	0.00%
GMIB | Maximum | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return	6.00%	6.00%
GMAB - Premium only | Return of net deposits plus a minimum return
Net Amount at Risk by Product and Guarantee [Line Items]
Return of deposits plus a minimum return, minimum return		0.00%
Return of deposits plus a minimum return, account value		$ 39
Return of deposits plus a minimum return, net amount at risk		$ 0